SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

On April 2, 2026 the Company issued 2,011,019 shares of common stock for a total consideration of $14,961.98.

On April 14, 2026 the Company issued 1,467,652 shares of common stock for a total consideration of $11,623,80.

On April 27, 2026 the Company issued 3,453,487 shares of common stock for a total consideration of $20,997.20.

On May 15, 2026 the Company issued 3,203,400 shares of common stock for a total consideration of $56,123.56.